Capital structure and financial items - Financial assets and liabilities - Financial assets by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	kr 62,600	kr 44,611
Financial liabilities	57,069	33,845
Financial liabilities measured at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	54,885	32,480
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	9,008	3,098
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	553	766
Financial assets at fair value through the income statement | Marketable securities
Disclosure of financial assets [line items]
Financial assets	6,765	0
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	1,690	2,332
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	27,985	25,422
Non-current financial assets	335	280
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	363	300
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	15,036	11,643
Financial assets at amortised cost | Other receivables and prepayments (current and non-current)
Disclosure of financial assets [line items]
Financial assets	5,304	4,835
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(3,438)	(4,113)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	10,720	12,757
Financial assets at amortised cost | Other Financial Assets, Other Receivables, Non-Current And Prepayments
Disclosure of financial assets [line items]
Financial assets	267	674
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	25,607	16,091
Financial assets at fair value through other comprehensive income | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 25,607	kr 16,091